Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Compensation of Key Management Personnel

Compensation of key management personnel of the Company

	2017	2016	2015
	(in thousands)
	£	£	£
Short-term employee benefits	1,184	1,053	647
Severance payments	—	150	—
Pension and other benefits	56	47	77
Share-based payments	11,230	731	726
	12,470	1,981	1,450